Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future minimum lease payments commitments

		Less than One	One to	Three to	More than
Operating lease commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of December 31, 2020:	$9,726	$6,406	$2,522	$642	$156

Schedule of purchase commitments

		Less than One	One to	Three to	More than
Purchase commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
As of December 31, 2020:	$206,077	$197,181	$5,834	$3,062	$—

Schedule of other commitments

		Less than One	One to	Three to	More than
Other commitments	Total	Year	Three Years	Five Years	Five Years

	(In thousands)
2022 Notes	$922,492	$11,250	$911,242	$—	$—
2024 Notes	898,000	14,000	56,000	828,000	—
2030 Notes	990,469	12,656	50,625	50,625	876,563
Total	$2,810,961	$37,906	$1,017,867	$878,625	$876,563